CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Contributed Surplus [Member]	Translation Reserve [Member]	Hedging Reserve [Member]	Treasury Shares [Member]	Capital Reserve [Member]	Share-based Payment Reserve [Member]	Fair Value Reserves [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2022	$ 2,009,004	$ 5,035	$ 1,023,996	$ 537,112	$ 29	$ 68,458	$ (12,675)	$ (710)	$ 5,873	$ 0	$ 381,886
Transactions with owners
Equity-settled share-based payment	2,822	0	0	0	0	0	0	0	2,822	0	0
Share options exercised	9,729	0	0	0	0	0	39,063	(24,427)	(4,907)	0	0
Purchase of treasury shares and issuance of shares	(23,452)	34	20,853	0	0	0	(44,339)	0	0	0	0
Dividends paid	(544,136)	0	0	0	0	0	0	0	0	0	(544,136)
Total transactions with owners	(555,037)	34	20,853	0	0	0	(5,276)	(24,427)	(2,085)	0	(544,136)
Total comprehensive income
Profit for the financial year	793,275	0	0	0	0	0	0	0	0	0	793,275
Other comprehensive income/(loss)	(19,518)	0	0	0	(92)	(29,146)	0	0	0	9,720	0
Total comprehensive income for the year	773,757	0	0	0	(92)	(29,146)	0	0	0	9,720	793,275
Balance at Dec. 31, 2023	2,227,724	5,069	1,044,849	537,112	(63)	39,312	(17,951)	(25,137)	3,788	9,720	631,025
Transactions with owners
Equity-settled share-based payment	2,960	0	0	0	0	0	0	0	2,960	0	0
Share options exercised	935	0	0	0	0	0	33,358	(29,593)	(2,830)	0	0
Purchase of treasury shares and issuance of shares	(25,709)	57	43,080	0	0	0	(68,846)	0	0	0	0
Dividends paid	(699,883)	0	0	0	0	0	0	0	0	0	(699,883)
Total transactions with owners	(721,697)	57	43,080	0	0	0	(35,488)	(29,593)	130	0	(699,883)
Other transactions
Effect of re-domiciliation	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total other transactions	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total comprehensive income
Profit for the financial year	774,035	0	0	0	0	0	0	0	0	0	774,035
Other comprehensive income/(loss)	(17,556)	0	0	0	(135)	(18,607)	0	0	0	1,186	0
Total comprehensive income for the year	756,479	0	0	0	(135)	(18,607)	0	0	0	1,186	774,035
Balance at Dec. 31, 2024	2,262,506	1,093,055	$ 0	$ 0	(198)	20,705	(53,439)	482,382	3,918	10,906	705,177
Transactions with owners
Equity-settled share-based payment	3,205	0			0	0	0	0	3,205	0	0
Share options exercised	0	0			0	0	2,646	(2,112)	(534)
Purchase of treasury shares and issuance of shares	(27,656)	0			0	0	(27,656)	0	0	0	0
Dividends paid	(198,639)	0			0	0	0	0	0	0	(198,639)
Total transactions with owners	(223,090)	0			0	0	(25,010)	(2,112)	2,671	0	(198,639)
Total comprehensive income
Profit for the financial year	339,682	0			0	0	0	0	0	0	339,682
Other comprehensive income/(loss)	(49,511)	0			325	(12,879)	0	0	0	(36,957)	0
Total comprehensive income for the year	290,171	0			325	(12,879)	0	0	0	(36,957)	339,682
Balance at Dec. 31, 2025	$ 2,329,587	$ 1,093,055			$ 127	$ 7,826	$ (78,449)	$ 480,270	$ 6,589	$ (26,051)	$ 846,220